SUPPLEMENT DATED OCTOBER 1, 2025

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2025 FOR THE CAPITAL APPRECIATION Portfolio AND

DATED MAY 1, 2025 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 1, 2025 for the Capital Appreciation Portfolio and dated May 1, 2025 for all other Funds (the “SAI”) and must be preceded or accompanied by the SAI. This supplement supersedes and replaces the prior SAI supplements dated June 23, 2025 and September 23, 2025. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

The changes below were previously disclosed in the SAI supplement dated June 23, 2025 and are currently in effect except as otherwise noted.

Growth Portfolio – An asterisk (*) is added next to “Growth Portfolio” on the cover, denoting that the Fund is classified as non-diversified.

Small-Cap Growth Portfolio – At a meeting held on June 18, 2025, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser of the Small-Cap Growth Portfolio effective November 1, 2025, replacing MFS Investment Management (“MFS”).

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Growth Portfolio section, the following is added before the first paragraph.

The Fund is “non-diversified.”

Effective November 1, 2025, the Small-Cap Growth Portfolio section will be deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: mid-capitalization companies; ADRs, EDRs and GDRs; corporate debt obligations; fixed income securities such as government, corporate and bank debt obligations; foreign securities, including emerging market countries; master limited partnerships; real estate investment trusts; custodial receipts and trust certificates; futures contracts and options and swaps on futures contracts; illiquid investments; investment company securities (including ETFs); preferred stock, warrants and stock repurchase rights; repurchase agreements; when-issued securities and forward commitments; non-investment grade securities; and IPOs and companies that only recently began to trade publicly.

For temporary defensive purposes, the Fund may invest extensively in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable credit rating by another nationally recognized statistical rating organization (or, if unrated, determined by the sub-adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, under the “Position(s) with the Trust and Length of Time Served” column in the Interested Persons table, information regarding Trevor T. Smith is deleted and replaced with the following:

Vice President since 6/18/25 and Treasurer since 4/01/18

INFORMATION ABOUT THE MANAGERS

In the Compensation Structures and Methods section, under the BlackRock subsection, all references to Paul Whitehead will be deleted and replaced with Matt Waldron and Steven White effective June 30, 2025.

Also in the Compensation Structures and Methods section, under the MFS subsection, all references to Michael Grossman will be deleted effective November 1, 2025, and all references to Eric Fischman will be deleted effective June 30, 2026. In addition, the following new sentence is added under the benchmarks for the Growth Portfolio:

3. For Tim Dittmer: Russell 1000 Growth Index.

In the Other Accounts Managed section, under BlackRock’s portion of the table, all information regarding Paul Whitehead is deleted and the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
BlackRock
Matt Waldron [2]
Registered Investment Companies	279	$2,409,596,903,576	None	N/A
Other Pooled Investment Vehicles	3	$3,593,049,707	None	N/A
Other Accounts	7	$5,983,128,486	None	N/A

Steven White [2]
Registered Investment Companies	279	$2,409,596,903,576	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

2 Other Accounts Managed information as of March 31, 2025.

Also in the Other Accounts Managed section, under GSAM’s portion of the table, the following will be added alphabetically effective November 1, 2025:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
GSAM
Jessica Katz [2]
Registered Investment Companies	4	$2,150,380,182	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	1	$58,829,993	None	N/A

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees

Gregory Tuorto [2]
Registered Investment Companies	5	$2,279,832,325	None	N/A
Other Pooled Investment Vehicles	1	$250,849,269	None	N/A
Other Accounts	8	$654,308,204	None	N/A

2 Other Accounts Managed information as of March 31, 2025.

Also in the Other Accounts Managed section, under MFS’s portion of the table, all information regarding Michael Grossman will be deleted effective November 1, 2025, and all information regarding Eric Fischman will be deleted effective June 30, 2026. In addition, the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
MFS
Tim Dittmer [2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

2 Other Accounts Managed information as of March 31, 2025.

In the Beneficial Interest of Portfolio Managers section, the following is added after the third sentence:

In addition, under the doctrine of investor control (pursuant to case law and IRS revenue rulings), a portfolio manager who owns a variable insurance product which is invested in a fund that they manage may be determined to become a “control owner” of such assets, which could result in a loss of tax deferral status.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In the Disclosure of Portfolio Holdings section, “Morgan, Lewis & Bockius LLP” is added alphabetically and “Dechert LLP” is removed from the table in the third paragraph.

OTHER INFORMATION

In the Counsel section, the paragraph is deleted and replaced with the following:

Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, NY 10178, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.

The changes below were previously disclosed in the SAI supplement dated September 23, 2025 and are currently in effect except as otherwise noted.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the third and fourth sentences in the section for SSGA FM are deleted and replaced with the following:

SSGA FM and certain other affiliates of State Street Corporation make up State Street Investment Management, which is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation.

In the Compensation Structures and Methods section, under the MFS subsection, all references to Daniel Ling will be deleted and the remaining items renumbered, effective June 30, 2026.

Also in the Compensation Structures and Methods section, under the PLFA subsection, the “Long-Term Incentive (applies to the Portfolio Optimization Portfolios only)” heading and the paragraphs that follow are deleted and replaced with the following:

Long-Term Incentive:

Investment professionals are eligible to receive long-term incentive awards on an annual basis. Awards pay out at the end of three years based on PLFA’s achievement against quantitative factors. Pre-tax fund performance measured over a rolling three-year period, relative to the relevant peer group universes (“benchmarks”) as defined by Morningstar, accounts for the majority of long-term incentive awards. Target incentives are based on the level of each individual’s role and responsibilities.

The Portfolio Optimization Portfolios and Pacific Dynamix Portfolios are the primary components of a PLFA portfolio manager’s long-term incentive plan. For comparison purposes with respect to measuring the performance of the portfolio managers for the Portfolio Optimization Portfolios, the current peer group benchmark for the Portfolio Optimization Conservative Portfolio is Morningstar U.S. Insurance Conservative Allocation; for the Portfolio Optimization Moderate-Conservative Portfolio is Morningstar U.S. Insurance Moderately Conservative Allocation; for the Portfolio Optimization Moderate Portfolio is the Morningstar U.S. Insurance Moderate Allocation; for the Portfolio Optimization Growth Portfolio is Morningstar U.S. Insurance Moderate Allocation; and for the Portfolio Optimization Aggressive-Growth Portfolio is Morningstar U.S. Insurance Moderately Aggressive Allocation. For the Pacific Dynamix Portfolios, the current peer group benchmark for the Pacific Dynamix Conservative Growth Portfolio is Morningstar U.S. Insurance Moderately Conservative Allocation; for the Pacific Dynamix Moderate Growth Portfolio is Morningstar U.S. Insurance Moderate Allocation; for the Pacific Dynamix Growth Portfolio is Morningstar U.S. Insurance Moderately Aggressive Allocation; and for the Pacific Dynamix Aggressive Growth Portfolio is Morningstar U.S. Insurance Aggressive Allocation.

In addition, PLFA portfolio managers are eligible to receive awards based upon the performance for other accounts that they manage outside the Trust.

In the Other Accounts Managed section, under Aristotle Pacific’s portion of the table, all information regarding J.P. Leasure will be deleted effective January 31, 3026.

Also in the Other Accounts Managed section, under MFS’s portion of the table, all information regarding Daniel Ling will be deleted effective June 30, 2026.

Also in the Other Accounts Managed section, under PIMCO’s portion of the table, all information regarding Stephen Rodosky will be deleted effective December 31, 2025.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In the Disclosure of Portfolio Holdings section, “Capital Institutional Services, Inc. (CAPIS)” is added alphabetically and “Zeno AN Solutions” is removed from the table.